Restructuring and Asset Impairment Charges, Net (Details 3) (USD $) In Millions, unless otherwise specified			3 Months Ended
	Dec. 27, 2013	Sep. 27, 2013	Dec. 27, 2013 2014 Actions	Dec. 27, 2013 2013 Actions	Dec. 27, 2013 2012 and prior actions
Restructuring Reserve [Roll Forward]
Balance at the beginning of the period	$ 108	$ 130	$ 0	$ 68	$ 62
Charges			1	6
Reversals				(5)
Utilization				(16)	(8)
Balance at the end of the period	$ 108	$ 130	$ 1	$ 53	$ 54